Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31
	2022	2021

Raw materials	$177	$178
Inventory in progress	1,750	1,658
Finished goods	5,788	4,673
Net – advances from customers	(1,282)	(942)

	$6,433	$5,567